Fair Value Measurements - Measurement inputs (Details) - Recurring - Level 2 - Private Placement Warrants	Dec. 31, 2021	Dec. 08, 2021
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	11.50	11.50
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	8.74	13.01
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	48.9	48.4
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	4.94	5
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants	1.24	1.26